Note 7 - General and Administrative Expenses - Disclosure of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Corporate administration	$ 5,012	$ 5,202
Salaries and benefits	11,271	13,797
Audit, legal and professional fees	5,353	4,943
Filing and listing fees	499	429
Directors fees and expenses	842	793
Depreciation	1,878	1,636
Total selling, general and administrative expense	$ 24,855	$ 26,800